Stock-based compensation - Stock Options Outstanding (Details) - Stock options $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares
Stock-based compensation
Non-exercisable, Options	176,919
Exercisable, Options	957,778	972,370
Total unrecognized compensation cost relating to stock options | $	$ 0.0	$ 0.3
Exercise Price USD 13.00
Stock-based compensation
Exercise price | $ / shares	$ 13
Non-exercisable, Options	0
Non-exercisable, Years till fully vested (years)	3 months 18 days
Exercisable, Options	675,651
Exercise Price USD 13.73
Stock-based compensation
Exercise price | $ / shares	$ 13.73
Non-exercisable, Options	176,919
Non-exercisable, Years till fully vested (years)	3 months 18 days
Exercisable, Options	282,127